OTHER CURRENT LIABILITIES (Details) - USD ($) $ in Millions	Jun. 30, 2025	Dec. 31, 2024
Related to financing activities:
Payables related to derivatives	$ 87.3	$ 22.3
Accrued interest	28.1	23.2
Related to operating and other activities:
Accrued personnel costs	213.8	244.1
Accrued advertising and promotions	118.5	118.1
Goods in transit accruals	89.3	45.5
Refund liabilities	65.0	41.8
Contract liabilities	44.5	82.5
Sales and value-added taxes	43.5	54.3
Accrued royalties	1.3	6.7
Other accrued liabilities	72.8	49.4
Total	$ 764.1	$ 687.9